ESTIMATION OF FAIR VALUE (Details 6)	12 Months Ended
Dec. 31, 2017
Weighted Average [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	22.14%
0 to 3
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	19.00%
4
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
5
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
6
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
7
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
8 to 25
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	23.00%
More than 25
Disclosure Of Estimations of Fair Value [Line Items]
Extraction rate	21.00%